Cover Page	Jul. 27, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001603756
Document Type	8-K
Document Period End Date	Jul. 27, 2023
Entity Registrant Name	Axonics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38721
Entity Tax Identification Number	45-4744083
Entity Address, Address Line One	26 Technology Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	396-6322
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AXNX
Security Exchange Name	NASDAQ